Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Credit Cards (Detail) - Retail [member] - Credit cards [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 832	$ 760
Provision for credit losses
Originations	2	1
Maturities	(9)	(7)
Changes in risk, parameters and exposures	184	146
Write-offs	(174)	(153)
Recoveries	35	33
Exchange rate and other	(2)
Balance at end of period	868	780
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	173	161
Provision for credit losses
Transfers to Stage 1	118	110
Transfers to Stage 2	(22)	(19)
Originations	2	1
Maturities	(1)	(1)
Changes in risk, parameters and exposures	(94)	(84)
Exchange rate and other	(2)
Balance at end of period	174	168
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	659	599
Provision for credit losses
Transfers to Stage 1	(118)	(110)
Transfers to Stage 2	22	19
Transfers to Stage 3	(88)	(80)
Maturities	(8)	(6)
Changes in risk, parameters and exposures	227	190
Balance at end of period	694	612
Impaired Stage three [member]
Provision for credit losses
Transfers to Stage 3	88	80
Changes in risk, parameters and exposures	51	40
Write-offs	(174)	(153)
Recoveries	$ 35	$ 33